Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	WACOAL HOLDINGS CORP
Entity Central Index Key	0000104040
Document Type	20-F
Document Period End Date	Mar 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	141,198,346

Consolidated Balance Sheets In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 JPY ( ¥)
Cash and cash equivalents:
Cash	$ 326,015	¥ 24,317,000	¥ 26,981,000
Time deposits	8,434		698,000
Total	334,449	24,317,000	27,679,000
Marketable securities (Notes 3, 19 and 20)	58,229	6,529,000	4,819,000
Notes and accounts receivable:
Trade notes	6,042	469,000	500,000
Trade accounts (Note 17)	246,145	21,116,000	20,371,000
Allowance for returns and doubtful receivables (Note 4)	(18,717)	(1,972,000)	(1,549,000)
Inventories (Note 5)	374,045	32,103,000	30,956,000
Deferred income taxes (Note 16)	62,035	4,595,000	5,134,000
Other current assets (Notes 17, 19 and 20)	31,247	2,776,000	2,586,000
Total current assets	1,093,475	89,933,000	90,496,000
PROPERTY, PLANT AND EQUIPMENT:
Land (Notes 9, 17 and 20)	263,097	22,012,000	21,774,000
Buildings and building improvements (Notes 9, 11, 17 and 20)	728,879	61,585,000	60,322,000
Machinery and equipment	169,442	14,773,000	14,023,000
Construction in progress	1,124	103,000	93,000
Total	1,162,542	98,473,000	96,212,000
Accumulated depreciation	(561,467)	(46,653,000)	(46,467,000)
Net property, plant and equipment	601,075	51,820,000	49,745,000
OTHER ASSETS:
Investments in affiliated companies (Note 6)	177,646	14,769,000	14,702,000
Investments (Notes 3, 9, 19 and 20)	394,780	35,828,000	32,672,000
Goodwill (Notes 7, 8 and 20)	125,266	11,203,000	10,367,000
Other intangible assets (Notes 7,8 and 20)	124,759	12,351,000	10,325,000
Prepaid pension expense (Note 12)	1,909	263,000	158,000
Deferred income taxes (Note 16)	10,621	935,000	879,000
Other	72,511	6,285,000	6,001,000
Total other assets	907,492	81,634,000	75,104,000
TOTAL	2,602,042	223,387,000	215,345,000
CURRENT LIABILITIES:
Short-term bank loans (Note 9)	73,913	7,941,000	6,117,000
Notes and accounts payable:
Trade notes	19,611	2,174,000	1,623,000
Trade accounts (Note 17)	126,957	9,161,000	10,507,000
Other payables	68,874	5,975,000	5,700,000
Accrued payroll and bonuses	74,928	5,927,000	6,201,000
Income taxes payable (Note 16)	22,595	2,105,000	1,870,000
Current portion of long-term debt (Notes 9 and 19)	846	108,000	70,000
Other current liabilities (Notes 12, 16, 19 and 20)	28,214	2,292,000	2,335,000
Total current liabilities	415,938	35,683,000	34,423,000
LONG-TERM LIABILITIES:
Long-term debt (Notes 9 and 19)	2,586	80,000	214,000
Liability for termination and retirement benefits (Note 12)	26,583	2,269,000	2,200,000
Deferred income taxes (Note 16)	89,910	9,380,000	7,441,000
Other long-term liabilities (Notes 11, 12 and 16)	26,583	2,422,000	2,200,000
Total long-term liabilities	145,662	14,151,000	12,055,000
COMMITMENTS AND CONTINGENCIES (Notes 9 and 10)
WACOAL HOLDINGS CORP. SHAREHOLDERS' EQUITY (Notes 13 and 22):
Common stock, no par value - authorized, 500,000,000 shares in 2011 and 2010; issued 143,378,085 shares in 2011 and 2010	160,222	13,260,000	13,260,000
Additional paid-in capital (Note 14)	355,256	29,366,000	29,401,000
Retained earnings	1,654,737	137,155,000	136,946,000
Accumulated other comprehensive loss (Note 15):
Foreign currency translation adjustments	(124,989)	(7,505,000)	(10,344,000)
Unrealized gain on securities	31,368	3,669,000	2,596,000
Pension liability adjustments (Note 12)	(24,190)	(1,783,000)	(2,002,000)
Total accumulated other comprehensive loss	(117,811)	(5,619,000)	(9,750,000)
Less treasury stock at cost - 2,529,607 shares and 2,179,739 shares in 2011 and 2010	(34,920)	(2,532,000)	(2,890,000)
Total Wacoal Holdings Corp. shareholders' equity	2,017,484	171,630,000	166,967,000
NONCONTROLLING INTERESTS	22,958	1,923,000	1,900,000
Total equity	2,040,442	173,553,000	168,867,000
TOTAL	$ 2,602,042	¥ 223,387,000	¥ 215,345,000

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)
WACOAL HOLDINGS CORP. SHAREHOLDERS' EQUITY (Notes 13 and 22):
Common stock, no par value	$ 0	¥ 0
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	143,378,085	143,378,085
Treasury stock at cost	2,529,607	2,179,739

Consolidated Statements of Income In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Consolidated Statements of Income [Abstract]
NET SALES (Note 17)	$ 2,002,489	¥ 165,726,000	¥ 163,297,000	¥ 172,276,000
OPERATING COSTS AND EXPENSES:
Cost of sales (Notes 12 and 17)	989,548	81,895,000	79,953,000	84,686,000
Selling, general and administrative (Notes 1, 7, 12, 14 and 17)	937,554	77,592,000	78,392,000	77,399,000
Impairment charges on property, plant and equipment (Note 20)	1,293	107,000	23,000	29,000
Impairment charges on goodwill (Notes 8 and 20)	10,101	836,000	71,000
Impairment charges on other intangible assets (Notes 8 and 20)	11,310	936,000	1,023,000
Loss on sale or disposal of property, plant and equipment - net	1,269	105,000	25,000	33,000
Total operating costs and expenses	1,951,075	161,471,000	159,487,000	162,147,000
OPERATING INCOME	51,414	4,255,000	3,810,000	10,129,000
OTHER INCOME (EXPENSES):
Interest income	1,631	135,000	144,000	274,000
Interest expense	(1,063)	(88,000)	(98,000)	(75,000)
Dividend income	7,769	643,000	619,000	677,000
Gain on sale or exchange of marketable securities and investments - net (Note 3)	4,519	374,000	7,000	19,000
Impairment charges on marketable securities and investments (Note 3)	(19,152)	(1,585,000)	(1,460,000)	(3,550,000)
Other - net (Notes 1 and 20)	61	5,000	101,000	153,000
Total other loss - net	(6,235)	(516,000)	(687,000)	(2,502,000)
INCOME BEFORE INCOME TAXES, EQUITY IN NET INCOME OF AFFILIATED COMPANIES, AND NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Note 16)	45,179	3,739,000	3,123,000	7,627,000
INCOME TAXES (Note 16):
Current	41,844	3,463,000	3,161,000	2,717,000
Deferred	(17,774)	(1,471,000)	(1,587,000)	496,000
Total income taxes	24,070	1,992,000	1,574,000	3,213,000
INCOME BEFORE EQUITY IN NET INCOME OF AFFILIATED COMPANIES, AND NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	21,109	1,747,000	1,549,000	4,414,000
EQUITY IN NET INCOME OF AFFILIATED COMPANIES (Notes 6)	11,963	990,000	907,000	893,000
NET INCOME	33,072	2,737,000	2,456,000	5,307,000
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(1,475)	(122,000)	68,000	(77,000)
NET INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP.	$ 31,597	¥ 2,615,000	¥ 2,524,000	¥ 5,230,000
NET INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP. PER SHARE (Note 18):
Basic	$ 0.22	¥ 18.53	¥ 17.86	¥ 36.75
Diluted	$ 0.22	¥ 18.51	¥ 17.85	¥ 36.74
NET INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP. PER AMERICAN DEPOSITARY RECEIPT (5 shares of common stock) (Note 18):
Basic	$ 1.12	¥ 92.64	¥ 89.28	¥ 183.74
Diluted	$ 1.12	¥ 92.56	¥ 89.24	¥ 183.72

Consolidated Statements of Comprehensive (Loss) Income In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Consolidated Statements of Comprehensive (Loss) Income [Abstract]
NET INCOME	$ 33,072	¥ 2,737,000	¥ 2,456,000	¥ 5,307,000
OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX (Note 15):
Foreign currency translation adjustments	(35,223)	(2,915,000)	795,000	(8,710,000)
Unrealized (losses) gains on securities	(12,953)	(1,072,000)	3,351,000	(4,978,000)
Pension liability adjustments	(2,646)	(219,000)	1,600,000	(3,897,000)
OTHER COMPREHENSIVE (LOSS) INCOME	(50,822)	(4,206,000)	5,746,000	(17,585,000)
COMPREHENSIVE (LOSS) INCOME	(17,750)	(1,469,000)	8,202,000	(12,278,000)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(568)	(47,000)	49,000	105,000
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP.	$ (18,318)	¥ (1,516,000)	¥ 8,251,000	¥ (12,173,000)

Consolidated Statements of Equity	Total USD ( $)	Total JPY ( ¥)	Common Stock [Member] USD ( $)	Common Stock [Member] JPY ( ¥)	Additional Paid-in Capital [Member] USD ( $)	Additional Paid-in Capital [Member] JPY ( ¥)	Retained Earnings [Member] USD ( $)	Retained Earnings [Member] JPY ( ¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ( $)	Accumulated Other Comprehensive Income (Loss) [Member] JPY ( ¥)	Treasury Stock [Member] USD ( $)	Treasury Stock [Member] JPY ( ¥)	Total Wacoal Holdings Corp. Shareholders' Equity [Member] USD ( $)	Total Wacoal Holdings Corp. Shareholders' Equity [Member] JPY ( ¥)	Noncontrolling Interests [Member] USD ( $)	Noncontrolling Interests [Member] JPY ( ¥)	Millions of Yen Total Equity [Member] JPY ( ¥)	Thousands Of US Dollars Total Equity [Member] USD ( $)
Beginning Balance at Mar. 31, 2008				¥ 13,260,000,000		¥ 29,262,000,000		¥ 136,589,000,000		¥ 6,057,000,000		¥ (55,000,000)		¥ 185,113,000,000		¥ 2,351,000,000	¥ 187,464,000,000
Beginning Balance, shares at Mar. 31, 2008				143,342,000
Net income		5,307,000,000						5,230,000,000						5,230,000,000		77,000,000	5,307,000,000
Other comprehensive income (loss)		(17,585,000,000)								(17,403,000,000)				(17,403,000,000)		(182,000,000)	(17,585,000,000)
Cash dividends paid to Wacoal Holdings Corp. shareholders								(3,584,000,000)						(3,584,000,000)			(3,584,000,000)
Cash dividends paid to noncontrolling interests																(83,000,000)	(83,000,000)
Repurchase of treasury stock, shares				(2,891,000)
Repurchase of treasury stock												(3,537,000,000)		(3,537,000,000)			(3,537,000,000)
Share-based compensation granted (Note 14)						54,000,000								54,000,000			54,000,000
Purchase of common shares of the Company's subsidiary																(69,000,000)	(69,000,000)
Ending Balance at Mar. 31, 2009				13,260,000,000		29,316,000,000		138,235,000,000		(11,346,000,000)		(3,592,000,000)		165,873,000,000		2,094,000,000	167,967,000,000
Ending Balance, shares at Mar. 31, 2009				140,451,000
Net income		2,456,000,000						2,524,000,000						2,524,000,000		(68,000,000)	2,456,000,000
Other comprehensive income (loss)		5,746,000,000								5,727,000,000				5,727,000,000		19,000,000	5,746,000,000
Cash dividends paid to Wacoal Holdings Corp. shareholders								(3,511,000,000)						(3,511,000,000)			(3,511,000,000)
Cash dividends paid to noncontrolling interests																(76,000,000)	(76,000,000)
Repurchase of treasury stock, shares			(1,372,000)	(1,372,000)
Repurchase of treasury stock												(1,540,000,000)		(1,540,000,000)			(1,540,000,000)
Sale of treasury stock, shares			11,000	11,000
Sale of treasury stock												13,000,000		13,000,000			13,000,000
Share-based compensation granted and exercised (Note 14)			4,000	4,000
Share-based compensation granted (Note 14)						50,000,000						5,000,000		55,000,000			55,000,000
Purchase of common shares of the Company's subsidiary																(46,000,000)	(46,000,000)
Distribution of treasury stock to acquire a subsidiary (Note 7), shares			2,104,000	2,104,000
Distribution of treasury stock to acquire a subsidiary (Note 7)								(93,000,000)				2,582,000,000		2,489,000,000			2,489,000,000
Ending Balance at Mar. 31, 2010		173,553,000,000	160,222,000	13,260,000,000	354,833,000	29,366,000,000	1,657,263,000	137,155,000,000	(67,896,000)	(5,619,000,000)	(30,594,000)	(2,532,000,000)	2,073,828,000	171,630,000,000	23,236,000	1,923,000,000	173,553,000,000	2,097,064,000
Ending Balance, shares at Mar. 31, 2010	143,378,085		141,198,000
Net income	33,072,000	2,737,000,000					31,597,000	2,615,000,000					31,597,000	2,615,000,000	1,475,000	122,000,000	2,737,000,000	33,072,000
Other comprehensive income (loss)	(50,822,000)	(4,206,000,000)							(49,915,000)	(4,131,000,000)			(49,915,000)	(4,131,000,000)	(907,000)	(75,000,000)	(4,206,000,000)	(50,822,000)
Cash dividends paid to Wacoal Holdings Corp. shareholders							(34,123,000)	(2,824,000,000)					(34,123,000)	(2,824,000,000)			(2,824,000,000)	(34,123,000)
Cash dividends paid to noncontrolling interests															(846,000)	(70,000,000)	(70,000,000)	(846,000)
Repurchase of treasury stock, shares			(586,000)	(586,000)
Repurchase of treasury stock											(7,915,000)	(655,000,000)	(7,915,000)	(655,000,000)			(655,000,000)	(7,915,000)
Sale of treasury stock, shares			236,000	236,000
Sale of treasury stock					(181,000)	(15,000,000)					3,589,000	297,000,000	3,408,000	282,000,000			282,000,000	3,408,000
Share-based compensation granted (Note 14)					604,000	50,000,000							604,000	50,000,000			50,000,000	604,000
Ending Balance at Mar. 31, 2011	$ 2,040,442,000	¥ 168,867,000,000	$ 160,222,000	¥ 13,260,000,000	$ 355,256,000	¥ 29,401,000,000	$ 1,654,737,000	¥ 136,946,000,000	$ (117,811,000)	¥ (9,750,000,000)	$ (34,920,000)	¥ (2,890,000,000)	$ 2,017,484,000	¥ 166,967,000,000	$ 22,958,000	¥ 1,900,000,000	¥ 168,867,000,000	$ 2,040,442,000
Ending Balance, shares at Mar. 31, 2011	143,378,085		140,848,000

Consolidated Statements of Equity (Parenthetical)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Retained Earnings [Member] JPY ( ¥)	Mar. 31, 2010 Retained Earnings [Member] JPY ( ¥)	Mar. 31, 2009 Retained Earnings [Member] JPY ( ¥)	Mar. 31, 2011 Total Wacoal Holdings Corp. Shareholders' Equity [Member] USD ( $)	Mar. 31, 2011 Total Wacoal Holdings Corp. Shareholders' Equity [Member] JPY ( ¥)	Mar. 31, 2010 Total Wacoal Holdings Corp. Shareholders' Equity [Member] JPY ( ¥)	Mar. 31, 2009 Total Wacoal Holdings Corp. Shareholders' Equity [Member] JPY ( ¥)
Cash dividends paid	$ 1	¥ 100	¥ 125	¥ 125	¥ 100	¥ 125	¥ 125	$ 1	¥ 100	¥ 125	¥ 125
Number of common stock against cash dividend paid	5	5	5	5	5	5	5	5	5	5	5

Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
OPERATING ACTIVITIES:
Net income	$ 33,072,000	¥ 2,737,000,000	¥ 2,456,000,000	¥ 5,307,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	56,525,000	4,678,000,000	4,807,000,000	4,546,000,000
Share-based compensation (Note 14)	604,000	50,000,000	55,000,000	54,000,000
Provision for returns and doubtful receivables - net	(4,567,000)	(378,000,000)	(360,000,000)	(725,000,000)
Deferred income taxes	(17,774,000)	(1,471,000,000)	(1,587,000,000)	496,000,000
Loss on sale or disposal of property, plant and equipment - net	1,269,000	105,000,000	25,000,000	33,000,000
Impairment charges on property, plant and equipment (Note 20)	1,293,000	107,000,000	23,000,000	29,000,000
Impairment charges on goodwill (Notes 8 and 20)	10,101,000	836,000,000	71,000,000
Impairment charges on other intangible assets (Notes 8 and 20)	11,310,000	936,000,000	1,023,000,000
Gain on sale or exchange of marketable securities and investments - net (Note 3)	(4,519,000)	(374,000,000)	(7,000,000)	(19,000,000)
Impairment charges on marketable securities and investments (Note 3)	19,152,000	1,585,000,000	1,460,000,000	3,550,000,000
Equity in net income of affiliated companies, less dividends	(6,839,000)	(566,000,000)	(492,000,000)	(296,000,000)
Changes in assets and liabilities:
Decrease in notes and accounts receivable	5,087,000	421,000,000	1,794,000,000	2,109,000,000
Decrease (increase) in inventories	5,075,000	420,000,000	806,000,000	(2,494,000,000)
Decrease in other current assets	1,510,000	125,000,000	331,000,000	105,000,000
Increase (decrease) in notes and accounts payable	12,168,000	1,007,000,000	(2,525,000,000)	841,000,000
(Decrease) increase in liability for termination and retirement benefits	(3,806,000)	(315,000,000)	439,000,000	(1,209,000,000)
(Decrease) increase in accrued expenses, income taxes payable and other current liabilities	(2,006,000)	(166,000,000)	996,000,000	(3,550,000,000)
Other	3,829,000	317,000,000	134,000,000	(609,000,000)
Net cash provided by operating activities	121,484,000	10,054,000,000	9,449,000,000	8,168,000,000
INVESTING ACTIVITIES:
Increase in time deposits - net	(8,821,000)	(730,000,000)
Proceeds from sales and redemption of marketable securities	39,306,000	3,253,000,000	12,131,000,000	7,124,000,000
Payments to acquire marketable securities	(15,539,000)	(1,286,000,000)	(7,846,000,000)	(5,439,000,000)
Proceeds from sales of property, plant and equipment	6,646,000	550,000,000	468,000,000	159,000,000
Capital expenditures	(32,165,000)	(2,662,000,000)	(3,998,000,000)	(2,362,000,000)
Payments to acquire intangible assets (Note 8)	(8,108,000)	(671,000,000)	(1,755,000,000)	(1,846,000,000)
Proceeds from sales of investments	11,938,000	988,000,000	5,000,000	30,000,000
Payments to acquire investments	(11,781,000)	(975,000,000)	(2,019,000,000)	(1,871,000,000)
Cash balances of subsidiary acquired through share exchanges (Note 7)			362,000,000
Other	(157,000)	(13,000,000)	(46,000,000)	(509,000,000)
Net cash used in investing activities	(18,681,000)	(1,546,000,000)	(2,698,000,000)	(4,714,000,000)
FINANCING ACTIVITIES:
Decrease in short-term bank loans - net	(21,725,000)	(1,798,000,000)	(442,000,000)	(279,000,000)
Proceeds from issuance of long-term debt	2,417,000	200,000,000
Repayments of long-term debt	(1,257,000)	(104,000,000)	(350,000,000)	(48,000,000)
Repurchase of treasury stock	(7,914,000)	(655,000,000)	(1,148,000,000)	(3,537,000,000)
Sale of treasury stock	3,407,000	282,000,000	13,000,000
Dividends paid on common stock	(34,123,000)	(2,824,000,000)	(3,511,000,000)	(3,584,000,000)
Net cash used in financing activities	(59,195,000)	(4,899,000,000)	(5,438,000,000)	(7,448,000,000)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(11,419,000)	(945,000,000)	65,000,000	(1,110,000,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS - (Forward)	32,189,000	2,664,000,000	1,378,000,000	(5,104,000,000)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	293,826,000	24,317,000,000	22,939,000,000	28,043,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR	334,449,000	27,679,000,000	24,317,000,000	22,939,000,000
Cash paid for:
Interest	1,100,000	91,000,000	98,000,000	75,000,000
Income taxes	43,826,000	3,627,000,000	2,078,000,000	7,268,000,000
NONCASH INVESTING ACTIVITIES:
Fair value of certain marketable securities received in exchange for other marketable securities with a carrying values of Yen 5 million in 2010			11,000,000	9,000,000
Acquisition of marketable securities by assuming payment obligation	2,417,000	200,000,000
Acquisition of subsidiary through share exchange (Note 7)			¥ 2,489,000,000

Consolidated Statements of Cash Flows (Parenthetical) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2010
NONCASH INVESTING ACTIVITIES:
Carrying values, other marketable securities	¥ 5

Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Financial Statements — Wacoal Holdings Corp. (the “Company”) and subsidiaries are predominantly engaged in one industry, the manufacture and sale of apparel, including foundation garments, lingerie, nightwear and outerwear in Japan, the United States of America, Europe and certain Asian countries.

The accompanying consolidated financial statements, stated in Japanese yen, have been prepared on the basis of accounting principles generally accepted in the United States of America.

Consolidation — The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries (collectively, the “Companies”). All intercompany transactions and balances are eliminated.

Foreign subsidiaries of the Company have a fiscal year ending December 31. Two domestic subsidiaries have a fiscal year ending February 28. The accounts of those subsidiaries are included in the Company’s consolidated financial statements based on the subsidiaries’ fiscal year. There were no material intervening events that occurred with respect to these subsidiaries.

On August 17, 2009, the Company acquired the outstanding common shares of Lecien Corp. (“Lecien”) with a fiscal year ended March 31, 2010. Lecien’s results of operations were included in the Company’s consolidated statements of income for the year ended March 31, 2010 from August 1, 2009.

Investments in affiliated companies where the Company’s ownership is 20% to 50% are accounted for using the equity method.

Significant influence is generally deemed to exist if the Companies have an ownership interest in the voting stock of the investee of between 20% to 50%, although other factors are considered in determining whether the equity method of accounting is appropriate.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents — Cash and cash equivalents include all time deposits and certificates of deposit (all of which are interest-bearing) with original maturities of three months or less.

Foreign Currency Translation — Assets and liabilities of foreign subsidiaries have been translated to Japanese yen at period-end exchange rates and income and expenses have been translated using average exchange rates for the period. Translation adjustments resulting from the process of translating financial statements, net of tax, are included in other comprehensive income (loss), a separate component of equity. Exchange gains and losses resulting from foreign currency transactions and the conversion of monetary assets and liabilities denominated in foreign currencies are included in other income (expenses) in the consolidated statements of income.
Foreign currency translation losses for the year ended March 31, 2011 were ¥142 million ( $1,716 thousand). Foreign currency translation gains for the years ended March 31, 2010 and 2009 were ¥43 million and ¥35 million, respectively. They have been included in other — net of other income (expenses).

Marketable Securities and Investments — The Companies classify their marketable securities and investments as either trading or available-for-sale. Trading securities are bought and held principally for the purpose of selling them in the near term. Trading securities are recorded at fair value and unrealized holding gains and losses on trading securities are included in earnings. Available-for-sale securities are carried at fair value with a corresponding recognition of unrealized holding gains or losses (net of tax) in other comprehensive (loss) income, a separate component of equity, until realized. Equity securities that do not have readily determinable fair values are recorded at cost. Gains and losses on sales of investments are computed based on cost determined using the average cost method.

If a decline in the fair value of marketable securities and investments is determined to be other than temporary, an impairment charge is recorded in the consolidated statements of income. The Companies periodically determine whether a decline in the fair value of marketable securities and investments is deemed to be other than temporary based on criteria that include the duration of the market decline, the extent to which cost exceeds market value, the financial position and business outlook of the issuer and the intent and ability of the Companies to retain the impaired marketable securities and investments for a sufficient period of time for anticipated recovery in market value.

Allowance for Sales Returns — Allowance for sales returns is estimated based on historical products returns experience, sales movements, and the overall retail industry situation.

Allowance for Doubtful Receivables - Allowance for doubtful notes and receivables is estimated based on historical collection experience and additional information including current economic conditions and creditworthiness of each applicable customer.

Inventories — Inventories are stated at the lower of cost or market, cost being determined on the first-in, first-out method for raw materials and the average cost method for work in process and finished products. Cost includes net prices paid for materials purchased, production labor cost, factory overhead and charges for customs duties.

Property, Plant and Equipment — Property, plant and equipment is stated at cost less accumulated depreciation and impairment losses. Depreciation of property, plant and equipment is computed by the declining-balance method, except for buildings acquired on or after April 1, 1998, which are depreciated using the straight-line method, based upon the estimated useful lives of the assets. The estimated useful lives are as follows:

Buildings and building improvements:	5 - 50 years (Mainly 38 years)

Machinery and equipment:	2 - 20 years (Mainly 5 years)
Depreciation expenses for the years ended March 31, 2011, 2010 and 2009 are ¥2,828 million ( $34,171 thousand), ¥3,016 million and ¥3,050 million, respectively.
Impairment of Long-Lived Assets — The carrying values of long-lived assets, held and used by the Companies, are evaluated for impairment whenever there is an event or change in circumstances that indicates that such assets have been impaired or that the carrying amounts of such assets might not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. That assessment shall be based on the carrying amount of the asset at the date it is tested for recoverability, whether in use or under development. The impairment loss is measured as the amount by which the carrying amount of a long lived asset exceeds its fair value.
Goodwill and Other Intangible Assets — Goodwill represents the excess of the purchase price over the related underlying tangible and intangible net asset values of business acquired.
Goodwill and other intangible assets with indefinite useful lives are tested for impairment annually, or more frequently if conditions indicate an earlier review is necessary. The goodwill is allocated to the reporting unit in which the business that created the goodwill resides. To test for goodwill impairment, the carrying value of each reporting unit is compared with its fair value. If the carrying value of the goodwill is considered impaired, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the asset.
To test for other intangible assets with indefinite useful lives, the carrying value of an intangible asset is compared with its fair value. If the carrying value of the other intangible assets with indefinite useful lives is considered impaired, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the asset.
Other intangible assets with estimable useful lives consist primarily of customer relationship and software and are amortized over their estimated useful lives using the straight-line method. The estimated useful lives are as follows:

Customer relationship:	7 years

Software:	5 years
Asset Retirement Obligations — The Companies have obligations arising from contractual commitments to remove leasehold improvements from leased facilities and return the property to a specified condition when the lease terminates. The Companies recognize asset retirement obligations at the inception of a lease. The asset retirement obligation is measured with an expected present value technique based on historical experience and recorded in other long-term liabilities in the consolidated balance sheets and is subsequently adjusted for changes in estimated disposal costs. The difference between the gross expected future cash flow and its present value is accreted over the life of the related lease, which is determined using best estimate because the Companies’ lease contracts generally have automatic renewal articles. The associated estimated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and depreciated over its useful life.
Termination and Retirement Plans — Termination and retirement benefits are accounted for in accordance with the guidance for retirement benefits. The Companies amortize net actuarial gains and losses and prior service cost over the average employees’ remaining service period by a declining-balance method and by a straight-line method, respectively. Provisions for termination and retirement benefits include those for directors and corporate auditors of the Companies.
The Companies do not recognize a gain or loss on settlement of the pension obligation when the cost of all settlements in a year is less than or equal to the sum of the service cost and interest cost components of net periodic pension cost for the plan for the year.
Leases — Certain non-cancelable leases are classified as capital leases and the leased assets are included as part of property, plant and equipment. Other leases are classified as operating leases and are not capitalized. The payments on such leases are recorded as expense. The rental expense under operating leases is recognized on a straight-line basis.
Treasury Stock — The Companies account for treasury stock under the cost method and include treasury stock as a component of equity.
Acquisitions — The Company accounts for acquisitions using the acquisition method in accordance with the guidance for business combinations. The Company allocates the purchase price to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition, including intangible assets that can be identified and named. The purchase price in excess of the fair value of the net assets and liability is recorded as goodwill.
Revenue Recognition — The Companies recognize revenue on sales to retailers, mail order catalog sales and internet sales when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred resulting in transfer of title and risk of loss, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. As for consignment sales, the Companies recognize revenue when the products are sold to the ultimate customer. The Companies recognize revenue on direct retailing sales at the Companies’ directly managed retail stores at the point of sale to the customer.
Shipping and Handling Costs — Shipping and handling fees billed to customers are classified in net sales. Shipping and handling costs are expensed as incurred. Shipping and handling costs for the years ended March 31, 2011, 2010 and 2009 were ¥5,698 million ( $68,850 thousand), ¥5,324 million and ¥4,895 million, respectively, and have been included in selling, general and administrative expenses.
Advertising Expenses — Advertising costs are expensed as incurred. Advertising expenses for the years ended March 31, 2011, 2010 and 2009 were ¥12,003 million ( $145,034 thousand), ¥11,643 million and ¥13,624 million, respectively, and have been included in selling, general and administrative expenses.
Research and Development Costs — Research and development costs are expensed as incurred. Research and development costs for the years ended March 31, 2011, 2010 and 2009 were ¥815 million ( $9,848 thousand), ¥778 million and ¥768 million, respectively, and have been included in selling, general and administrative expenses.
Income Taxes — The provision for income taxes is determined under the asset and liability method in accordance with the guidance for income taxes. Under this method, deferred tax assets and liabilities are determined for temporary differences between the financial statement and tax bases of assets and liabilities and tax loss carry forwards at presently enacted tax rates. A valuation allowance is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized in the future.
The Companies assess their income tax positions and record tax benefits for all years subject to examination based upon their evaluation of the facts, circumstances and information available as of the end of fiscal year. For those tax positions only where there is greater than 50 percent likelihood that the tax position will be sustained, the Companies record the largest amount of tax benefit that may potentially be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.
Share-Based Compensation — Share-based compensation is accounted for in accordance with the guidance for stock compensation. The Company measures share-based compensation cost at the grant date, based on the fair value of the award and recognizes the cost over the requisite service period, which is the vesting period. The fair value of the award is estimated using the Black-Scholes option-pricing model.
Derivatives — Derivative instruments, including certain derivative instruments embedded in other contracts, are accounted for in accordance with the guidance for derivatives and hedging. Because such derivative instruments are not designated as a hedge, changes in the fair value are recorded in earnings.
Reclassifications — Certain reclassifications have been made to the prior years’ financial statements to conform to the current year’s presentation.
Recent Accounting Pronouncements:
Fair Value Measurements — In January 2010, the FASB issued additional disclosure requirements for fair value measurements. According to the guidance, the fair value hierarchy disclosures are to be further disaggregated by class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the consolidated balance sheets. The guidance also requires additional disclosure about significant transfers between Levels 1 and 2 of the fair value hierarchy, and separate disclosures about purchase, sales, issuance and settlements relating to Level 3 measurement. This guidance was effective for interim and annual reporting periods beginning after December 15, 2009 except for the requirement regarding the Level 3 activity which is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. These amendments do not have an impact on the consolidated financial position, result of operations or cash flows as this guidance relates only to additional disclosures.
In May 2011, the FASB issued the new guidance for fair value measurements. The guidance changes the wording used to describe requirements for measuring fair value and for disclosing information about fair value measurements in order to improve consistency between U.S. GAAP and International Financial Reporting Standards. Also, some amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements, which leads to an expansion of the disclosure requirements. This guidance is effective during interim and annual periods beginning after December 15, 2011. The Companies are currently evaluating the potential impact, if any, of the adoption of this guidance.
Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses — In July 2010, the FASB issued additional disclosure requirements for financing receivables and allowance for credit losses. This guidance requires enhanced disclosures regarding the quality of the credit risk inherent in the entity’s financing receivables, how that credit risk is assessed in calculating the allowance for credit losses, changes in such allowance and the reasons for those changes. It also requires disclosures relating to the accounting policies for financing receivables and allowance for credit losses. The Companies adopted this guidance from the interim period ending after December 15, 2010. Since this guidance related only to additional disclosures, it did not have an impact on the Companies’ consolidated financial position, result of operations, or cash flows.
Presentation of Comprehensive Income — In June 2011, the FASB issued revised guidance for the presentation of Comprehensive Income. This guidance requires displaying adjustments for items that are reclassified from other comprehensive income to net income in the statement in which the components of net income and the components of other comprehensive income are presented. This guidance does not change the items that must be reported in other comprehensive income, nor does it affect the calculation or reporting of earnings per share. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. This amendment does not have an impact on the consolidated financial position, result of operations or cash flows as this guidance relates only to the presentation of comprehensive income.

Translation Into U.S. Dollar Statements	12 Months Ended
Mar. 31, 2011
Translation Into U.S. Dollar Statements [Abstract]
TRANSLATION INTO U.S. DOLLAR STATEMENTS
2.	TRANSLATION INTO U.S. DOLLAR STATEMENTS
The financial statements are stated in Japanese yen, the currency of the country in which the Company is incorporated and operates. The translations of Japanese yen amounts into U.S. dollar amounts are included solely for convenience of readers outside of Japan and have been made at the rate of ¥82.76 to $1, the noon buying rate for yen in New York City as of March 31, 2011. Such translations should not be construed as representations that the Japanese yen amounts could be converted into U.S. dollars at the above or any other rate.

Marketable Securities and Investments	12 Months Ended
Mar. 31, 2011
Marketable Securities and Investments [Abstract]
MARKETABLE SECURITIES AND INVESTMENTS
3.	MARKETABLE SECURITIES AND INVESTMENTS
Available-for-Sale Securities — The fair value of debt and marketable equity securities classified as available-for-sale is based on quoted market prices as of March 31, 2011 and 2010. The cost, gross unrealized gain and loss and the fair value of available-for-sale securities by major security type were as follows:

	Millions of Yen
		Gross	Gross
		Unrealized	Unrealized
2011	Cost	Gain	Loss	Fair Value

Current:
National debt securities	¥510	¥3		¥513
Corporate debt securities	1,300	4	¥27	1,277
Mutual fund	2,657	117	2	2,772

Total	¥4,467	¥124	¥29	¥4,562

Noncurrent:
Equity securities	¥22,165	¥7,488	¥516	¥29,137

	Millions of Yen
		Gross	Gross
		Unrealized	Unrealized
2010	Cost	Gain	Loss	Fair Value

Current:
National debt securities	¥1,160	¥10		¥1,170
Corporate debt securities	1,885	12	¥42	1,855
Bank debt securities	100	0		100
Mutual fund	3,229	176	1	3,404

Total	¥6,374	¥198	¥43	¥6,529

Noncurrent:
Equity securities	¥23,841	¥9,415	¥604	¥32,652

	Thousands of U.S. Dollars
		Gross	Gross
		Unrealized	Unrealized
2011	Cost	Gain	Loss	Fair Value

Current:
National debt securities	$6,163	$36		$6,199
Corporate debt securities	15,708	48	$326	15,430
Mutual fund	32,105	1,413	24	33,494

Total	$53,976	$1,497	$350	$55,123

Noncurrent:
Equity securities	$267,823	$90,478	$6,235	$352,066

There were no available-for-sale securities which have been in a continuous unrealized loss position for more than 12 months as of March 31, 2011 and 2010. Gross unrealized holding losses and fair values of available-for-sale securities, all of which have been in a continuous unrealized loss position for less than 12 months as of March 31, 2011 and 2010, were as follows:

	Millions of Yen		Thousands of U.S. Dollars
		Gross		Gross
		Unrealized		Unrealized
2011	Fair Value	Loss	Fair Value	Loss

Current:
Corporate debt securities	¥673	¥27	$8,132	$326
Mutual fund	9	2	109	24

Total	¥682	¥29	$8,241	$350

Noncurrent:
Equity securities	¥6,009	¥516	$72,608	$6,235

	Millions of Yen
		Gross
		Unrealized
2010	Fair Value	Loss

Current:
Corporate debt securities	¥643	¥42
Mutual fund	44	1

Total	¥687	¥43

Noncurrent:
Equity securities	¥3,867	¥604

The unrealized losses on available-for-sale securities were caused primarily by a general decline in stock prices in Japan as of the end of the fiscal year. The Companies periodically determine whether a decline in the fair value of available-for-sale securities is deemed to be other than temporary based on criteria that includes the duration of market decline, the extent to which cost exceeds market value, the financial position and business outlook of the issuer and the intent and ability of the Companies to retain the impaired available-for-sale securities for sufficient period of time for anticipated recovery in market value as described in Note 1. No available-for-sale securities were identified that meet the Companies’ criterion for recognition of an impairment loss on available-for-sale securities in unrealized loss position presented above. Therefore, the Companies do not believe the unrealized losses represent an other-than-temporary impairment as of March 31, 2011 and 2010.
Future maturities of debt securities and mutual fund classified as available-for-sale excluding mutual fund without fixed maturities as of March 31, 2011 were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
		Fair		Fair
	Cost	Value	Cost	Value

Due within one year	¥1,098	¥1,105	$13,268	$13,351
Due after one year through five years	1,504	1,535	18,173	18,548
Due after five years through ten years	700	682	8,458	8,241

Total	¥3,302	¥3,322	$39,899	$40,140

Proceeds from sales of available-for-sale securities were ¥1,602 million ( $19,357 thousand), ¥795 million and ¥304 million for the years ended March 31, 2011, 2010 and 2009, respectively. The gross realized gains on the sales of available-for-sale securities for the years ended March 31, 2011, 2010 and 2009 were ¥354 million ( $4,277 thousand), ¥4 million and ¥0 million, respectively. The gross realized losses on the sales of available-for-sale securities for the years ended March 31, 2011 and 2010 were ¥37 million ( $447 thousand) and ¥3 million, respectively. No realized losses were recorded for the year ended March 31, 2009.
During the years ended March 31, 2010 and 2009, the Companies exchanged certain equity securities for other marketable securities. The Companies recorded the newly received securities at fair value and recognized a gain of ¥6 million and ¥2 million in the years ended March 31, 2010 and 2009, respectively. There was no such exchange of marketable securities for the year ended March 31, 2011.
The amount of impairment charges the Companies recognized on available-for-sale securities in which declines in fair value are other than temporary are ¥1,366 million ( $16,506 thousand), ¥1,445 million and ¥3,547 million in the years ended March 31, 2011, 2010 and 2009, respectively.
Trading Securities — The Company’s subsidiary in the United States of America has trading securities consisting of mutual funds, which are recorded as marketable securities at the fair value of ¥257 million ( $3,105 thousand) as of March 31, 2011. There were no trading securities recorded in marketable securities as of March 31, 2010. The Company recorded a gain of ¥39 million ( $471 thousand) which is included in other — net of other income (expense) for the year ended March 31, 2011 that relates to trading securities still held as of March 31, 2011.
The Company’s subsidiary in the United States of America adopted a non-qualified deferred compensation plan and trust agreement. Investments consist of several mutual funds, which are recorded as investments at the fair market value of ¥92 million ( $1,112 thousand) and ¥91 million as of March 31, 2011 and 2010, respectively. The Company recorded gains of ¥13 million ( $157 thousand) and ¥30 million which are included in other — net of other income for the years ended March 31, 2011 and 2010, respectively that relates to trading securities still held as of March 31, 2011 and 2010, respectively, and ¥23 million of trading loss as other expense for the year ended March 31, 2009 that relates to trading securities still held as of March 31, 2009.
Cost-Method Securities — Investments in non-marketable equity securities for which there are no readily determinable fair values were accounted for using the cost method and aggregated ¥3,443 million ( $41,602 thousand) and ¥3,085 million as of March 31, 2011 and 2010, respectively. Investments in non-marketable equity securities are reviewed annually or upon the occurrence of an event for other-than-temporary impairment. The Companies recognized impairment charges on investments in non-marketable equity securities of ¥219 million ( $2,646 thousand), ¥15 million and ¥3 million in the years ended March 31, 2011, 2010 and 2009, respectively.

Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2011
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
4.	VALUATION AND QUALIFYING ACCOUNTS
Information related to the Companies’ allowance for doubtful receivables was as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Balance at beginning of year	¥116	¥82	¥77	$1,401
Increase due to change in scope of consolidation (Note 7)		28
Charged to costs and expenses	13	38	13	157
Balances written-off/reversed	(30)	(32)	(8)	(362)

Balance at end of year	¥99	¥116	¥82	$1,196

Information related to the Companies’ allowance for returns was as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Balance at beginning of year	¥1,856	¥2,197	¥3,068	$22,426
Increase due to change in scope of consolidation (Note 7)		15
Charged to costs and expenses	1,450	1,856	2,197	17,521
Balances utilized	(1,856)	(2,212)	(3,068)	(22,426)

Balance at end of year	¥1,450	¥1,856	¥2,197	$17,521

Inventories	12 Months Ended
Mar. 31, 2011
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES
The components of inventories as of March 31, 2011 and 2010 were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Finished products	¥26,576	¥27,752	$321,121
Work in process	3,300	3,263	39,874
Raw materials	1,080	1,088	13,050

Total	¥30,956	¥32,103	$374,045

Investments in Affiliated Companies	12 Months Ended
Mar. 31, 2011
Investments in Affiliated Companies [Abstract]
INVESTMENTS IN AFFILIATED COMPANIES
6.	INVESTMENTS IN AFFILIATED COMPANIES
Investments are accounted for using the equity method of accounting if the investment provides the Companies the ability to exercise significant influence, but not control, over an investee. Significant influence is generally deemed to exist if the Companies have an ownership interest in the voting stock of the investee of between 20% to 50%, although other factors are considered in determining whether the equity method of accounting is appropriate. The Companies record investments in equity method investees meeting these characteristics as “Investments in affiliated companies.” Under the equity method, the Companies record their proportionate share of an affiliated companies’ income or loss based on the most recently available financial statements.
The Companies’ investments in affiliated companies and percentage of ownership as of March 31, 2011 and 2010 include, among others, the following companies:

	Percentage of Ownership (%)
Name of Investee	2011	2010

Thai Wacoal Public Company Limited	34	34
Shinyoung Wacoal Inc.	25	25
Indonesia Wacoal Co., Ltd.	42	42
Taiwan Wacoal Co., Ltd.	50	50
House of Rose Co., Ltd.	20	20
Aggregate values of carrying amounts and fair values of investments in affiliated companies which have quoted market price as of March 31, 2011 and 2010 were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Carrying amount	¥8,766	¥8,814	$105,921
Aggregate value of quoted market price	7,735	7,768	93,463
The following tables represent the affiliated companies’ summarized information from the balance sheets as of March 31, 2011 and 2010, and statements of operations for the years ended March 31, 2011, 2010 and 2009.

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Current assets	¥31,148	¥30,303	$376,366
Noncurrent assets	28,646	29,221	346,133

Total	¥59,794	¥59,524	$722,499

Current liabilities	¥7,569	¥7,165	$91,457
Long-term liabilities	6,373	6,143	77,006
Equity	45,852	46,216	554,036

Total	¥59,794	¥59,524	$722,499

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Net sales	¥50,833	¥49,130	¥57,488	$614,222
Gross profit	27,196	25,948	30,388	328,613
Income before income taxes	3,947	3,730	3,630	47,692
Net income	3,039	2,777	2,832	36,721
Dividends received from the affiliated companies were ¥424 million ( $5,123 thousand), ¥415 million and ¥597 million during the years ended March 31, 2011, 2010 and 2009, respectively.
Retained earnings include net undistributed earnings of affiliated companies in the amount of ¥14,910 million ( $180,159 thousand) and ¥14,369 million as of March 31, 2011 and 2010, respectively.

Acquisitions	12 Months Ended
Mar. 31, 2011
Acquisitions [Abstract]
ACQUISITIONS
7.	ACQUISITIONS
Lecien — On August 17, 2009, the Company acquired all the outstanding common shares of Lecien which primarily manufactures and sells innerwear, lace, handicrafts and tapestries, through share exchange. This aimed to expand its business field. This enables the Company to maintain the growth of its innerwear business in the domestic market by making its presence known in the new market and developing new and different products, sales methods and channels, as well as pricing strategies.
This transaction was accounted for as an acquisition. Lecien’s results of operations were included in the Company’s consolidated statements of income for the year ended March 31, 2010 from August 1, 2009. Lecien’s results of operations and change in financial position between August 1, 2009 and August 17, 2009 were not significant.
The purchase cost of the acquisition was ¥2,489 million, which was the fair value of the shares distributed to the shareholders of Lecien. As consideration for the acquisition, the Company distributed 2,104,063 shares of treasury stock to the shareholders of Lecien. Those shares were valued at ¥1,183 per share which was the stock price on the acquisition date of August 17, 2009.
The purchase price of Lecien’s shares was allocated based upon the estimated fair value of the identifiable assets acquired and liabilities assumed. As a result of the allocation of basis of investment in Lecien, the Company recognized goodwill of ¥71 million.
Lecien’s net sales and net loss included in the Company’s consolidated statement of income for the year ended March 31, 2010 were ¥8,751 million and ¥245 million, respectively.
The costs of the business combinations were ¥121 million, which were included in selling, general and administrative.
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition.

Millions of
Yen
2010

Cash	¥362
Trade notes and receivable	3,381
Other current assets	1,841
Property, plant, and equipment	2,164
Investments	1,101
Goodwill	71
Other intangible assets	144
Other assets	798

Total assets acquired	9,862

Current liabilities	5,725
Long-term liabilities	1,602

Total liabilities assumed	7,327

Noncontrolling interests	46

Net assets acquired	¥2,489

Unaudited Pro Forma Results
Unaudited pro forma financial information was presented below as if the acquisition of Lecien occurred at the beginning of the 2009 and fiscal year.

	Millions of Yen
	2010	2009

Pro forma sales	¥167,621	¥188,374
Pro forma operating income	3,272	10,115
Pro forma net income attributable to Wacoal Holdings Corp.	1,864	4,970

	Millions of Yen
	2010	2009

Pro forma net income attributable to Wacoal Holdings Corp. per share:
Basic	¥13.19	¥34.92
Diluted	13.18	34.92

Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
8.	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill — The changes in the carrying amount of goodwill for the years ended March 31, 2011 and 2010 were as follows:

	Peach John Segment
	2011
	Millions of	Thousands of
	Yen	U.S. Dollars

Balance at beginning of year:
Goodwill	¥11,203	$135,367
Accumulated impairment losses

Total	11,203	135,367

Impairment losses	(836)	(10,101)

Total	(836)	(10,101)

Balance at end of year:
Goodwill	11,203	135,367
Accumulated impairment losses	(836)	(10,101)

Total	¥10,367	$125,266

	Millions of Yen
	2010
	Peach
	John	Other
	Segment	Segment	Total

Balance at beginning of year:
Goodwill	¥11,203		¥11,203
Accumulated impairment losses

Total	11,203		11,203

Goodwill acquired during year		¥71	71
Impairment losses		(71)	(71)

Total

Balance at end of year:
Goodwill	11,203		11,203
Accumulated impairment losses

Total	¥11,203		¥11,203

During the year ended March 31, 2011, the Company recorded an impairment charges on goodwill of ¥836 million ( $10,101 thousand) in Peach John Segment. See Note 20 for further information.

During the year ended March 31, 2010, goodwill of Other segment was recorded from acquired business of Lecien as further described in Note 7. Lecien segment was tested for impairment in the fourth quarter, after the annual forecasting process. The Company identified a decline in fair value of Lecien and recognized an impairment loss of ¥71 million, which was included in impairment charges on goodwill in the Other segment. See Note 20 for further information.

Other Intangible Assets — The components of acquired intangible assets excluding goodwill as of March 31, 2011 and 2010 were as follows:

	2011
			Thousands of
	Millions of Yen		U.S. Dollars
		Accumulated		Accumulated
	Gross	Amortization	Gross	Amortization
	Carrying	and Impairment	Carrying	and Impairment
Year Ended March 31	Amount	Loss	Amount	Loss

Amortized intangible assets:
Customer relationship	¥3,361	¥2,636	$40,611	$31,851
Software	7,517	3,655	90,829	44,164
Other	1,294	413	15,636	4,989

Total	¥12,172	¥6,704	$147,076	$81,004

Unamortized intangible assets:
Trademark	¥5,316	¥559	$64,234	$6,755
Other	100		1,208

Total	¥5,416	¥559	$65,442	$6,755

	2010
	Millions of Yen
		Accumulated
	Gross	Amortization
	Carrying	and Impairment
Year Ended March 31	Amount	Loss

Amortized intangible assets:
Customer relationship	¥3,361	¥1,983
Software	7,486	2,851
Other	1,326	404

Total	¥12,173	¥5,238

Unamortized intangible assets:
Trademark	¥5,316
Other	100

Total	¥5,416

Other intangible assets acquired during the year ended March 31, 2011 totaled ¥671 million ( $8,108 thousand) which primarily consist of software of ¥646 million ( $7,806 thousand) with estimated useful life of 5 years.
During the year ended March 31, 2011, the Company recorded an impairment charge on other intangible assets of ¥377 million ( $4,555 thousand) and ¥559 million ( $6,755 thousand), for the customer relationship and trademark, respectively, in Peach John Segment. See Note 20 for further information.

During the year ended March 31, 2010, the Company recorded an impairment charge on other intangible assets of ¥1,023 million for customer relationship in Peach John Segment. See Note 20 for further information.

Aggregate amortization expenses for the years ended March 31, 2011, 2010 and 2009 related to other intangible assets and future estimated amortization expense as of March 31, 2011, 2010 and 2009 were as follows:

	Millions of	Thousands of
	Yen	U.S. Dollars
	2011	2011
Year Ended March 31
Aggregate amortization expense
2011	¥1,850	$22,354
Year Ending March 31
Estimated amortization expense
2012	1,463	17,678
2013	1,237	14,947
2014	991	11,974
2015	597	7,214
2016	134	1,619

Total	¥4,422	$53,432

Millions of
Yen
2010
Year Ended March 31
Aggregate amortization expense
2010	¥1,791
Year Ending March 31
Estimated amortization expense
2011	1,468
2012	1,413
2013	1,231
2014	999
2015	747

Total	¥5,858

Millions of
Yen
2009
Year Ended March 31
Aggregate amortization expense
2009	¥1,496
Year Ending March 31
Estimated amortization expense
2010	1,570
2011	1,541
2012	1,441
2013	1,251
2014	967

Total	¥6,770

Short-Term Bank Loans and Long Term Debt	12 Months Ended
Mar. 31, 2011
Short-Term Bank Loans and Long Term Debt [Abstract]
SHORT-TERM BANK LOANS AND LONG TERM DEBT
9.	SHORT-TERM BANK LOANS AND LONG TERM DEBT
Short-term bank loans as of March 31, 2011 and 2010 consisted of the following:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Collateralized bank loans	¥500	¥3,350	$6,042
Unsecured bank loans	5,617	4,591	67,871

Total	¥6,117	¥7,941	$73,913

The weighted-average annual interest rates on short-term bank loans as of March 31, 2011 and 2010 were 0.8% and 1.3%, respectively.

Unused lines of credit for short-term financing as of March 31, 2011 and 2010, aggregated ¥22,579 million ( $272,825 thousand) and ¥21,401 million, respectively. Companies compensate banks for these facilities in the form of commitment fees, which were not material during the years ended March 31, 2011 and 2010.

Long-term debt as of March 31, 2011 and 2010 are summarized below. The interest rates and maturities are for loans as of March 31, 2011.

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Collateralized bank loans, with floating interest at 2.0%, maturing through 2013	¥76	¥137	$918
Unsecured bank loans, with fixed interest at 1.8%, maturing through 2014	200		2,417
Capital lease obligation	8	51	97

Total	284	188	3,432

Less current portion	(70)	(108)	(846)

Long-term debt, less current portion	¥214	¥80	$2,586

The annual maturities of long-term debt as of March 31, 2011 were as follows:

	Millions of	Thousands of
Year Ending March 31	Yen	U.S. Dollars

2012	¥70	$846
2013	14	169
2014	200	2,417

Total	¥284	$3,432

A subsidiary has pledged assets as security for loans. As of March 31, 2011 and 2010, assets pledged as collateral for bank loans were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Land	¥803	¥1,015	$9,703
Buildings	460	412	5,558
Investments		977

Total	¥1,263	¥2,404	$15,261

As of March 31, 2010, investments pledged includes ¥280 million of shares of the Company which are presented as treasury stock on the consolidated balance sheet.

As is customary in Japan, both short-term and long-term loans are made under general agreements which provide that security and guarantees for future and present indebtedness will be given upon request of the bank and the bank has the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.

Leases	12 Months Ended
Mar. 31, 2011
Leases [Abstract]
LEASES
10.	LEASES
The Companies lease most of their store premises, some of their distribution centers, and certain equipment. Most leases have automatic renewal provisions and allow the Companies to extend the lease term beyond the initial base period, subject to the terms agreed at lease inception. Future minimum rental commitments on operating leases having remaining non-cancerable lease term in excess of one year are presented below:

	Millions of	Thousands of
Year Ending March 31	Yen	U.S. Dollars

2012	¥819	$9,896
2013	727	8,784
2014	241	2,912
2015	213	2,574
2016	205	2,477
Thereafter	645	7,794

Total	¥2,850	$34,437

Rental expenses were ¥5,147 million ( $62,192 thousand), ¥5,252 million and ¥4,800 million for the years ended March 31, 2011, 2010 and 2009, respectively.

Asset Retirement Obligations	12 Months Ended
Mar. 31, 2011
Asset Retirement Obligations [Abstract]
ASSET RETIREMENT OBLIGATIONS
11.	ASSET RETIREMENT OBLIGATIONS
The Companies recorded the fair value of asset retirement obligations in order to recognize legal obligations associated with the removal of leasehold improvements from leased facilities and return of the property to a specified condition when the lease terminates.
A reconciliation of the beginning and ending aggregate carrying amount of the asset retirement obligation was as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Balance at beginning of year	¥594	¥443	$7,177
Increase due to change in scope of consolidation (Note 7)		97
Accretion expense	20	11	242
Liabilities incurred	231	66	2,791
Liabilities settled	(177)	(22)	(2,139)
Changes due to translation of foreign currencies	(5)	(1)	(60)

Balance at end of year	¥663	¥594	$8,011

Termination and Retirement Plans	12 Months Ended
Mar. 31, 2011
Termination and Retirement Plans [Abstract]
TERMINATION AND RETIREMENT PLANS
12.	TERMINATION AND RETIREMENT PLANS
Employee Retirement Plans — The Companies sponsor termination and retirement benefit plans that cover substantially all employees. Benefits are based on the employee’s years of service, position and performance. If the termination is involuntary or caused by death, the employee is usually entitled to greater payments than in the case of voluntary termination.

The Companies have a contributory defined retirement benefit plan, several partially funded plans administered by independent trustees and several unfunded termination plans administered by the Companies. Benefits under the contributory defined retirement benefit plan are usually paid in a lump sum at the earlier of termination or retirement, although periodic payments are available under certain conditions. Benefits under the other termination and retirement benefit plan are paid either as lump-sum payments or periodic payments under certain conditions. The benefits are usually paid as a lump-sum payment, if the employee resigns before the mandatory retirement age.
Contributory Defined Retirement Benefit Plan — The following provides a reconciliation of benefit obligations, plan assets and funded status of the plans:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Change in benefit obligations:
Benefit obligations at beginning of year	¥33,454	¥32,946	$404,229
Service cost	833	916	10,065
Interest cost	712	764	8,603
Participants’ contributions	71	73	858
Actuarial (gain) loss	(593)	181	(7,165)
Benefits paid from plan assets	(708)	(607)	(8,555)
Settlement paid from plan assets	(926)	(767)	(11,189)
Settlement paid by the Companies	(118)	(129)	(1,426)
Increase due to change in scope of consolidation (Note 7)		77

Benefit obligations at end of year	32,725	33,454	395,420

Change in plan assets:
Fair value of plan assets at beginning of year	¥31,743	¥29,069	$383,555
Actual return on plan assets	(768)	2,461	(9,280)
Employer contributions	1,566	1,515	18,922
Participants’ contributions	71	72	858
Benefit payments	(708)	(607)	(8,555)
Settlement payments	(926)	(767)	(11,189)

Fair value of plan assets at end of year	30,978	31,743	374,311

Funded status at end of year	¥(1,747)	¥(1,711)	$(21,109)

Amounts recognized in the consolidated balance sheets as of March 31, 2011 and 2010 consist of:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Prepaid pension expense	¥158	¥263	$1,909
Accrued expenses	(90)	(82)	(1,087)
Liability for termination and retirement benefits	(1,815)	(1,892)	(21,931)

	¥(1,747)	¥(1,711)	$(21,109)

Amounts recognized in accumulated other comprehensive loss as of March 31, 2011 and 2010 were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Actuarial loss	¥(6,874)	¥(7,196)	$(83,060)
Prior service benefit	3,497	4,189	42,255

	¥(3,377)	¥(3,007)	$(40,805)

The accumulated benefit obligation for all defined benefit plans as of March 31, 2011 and 2010 were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Accumulated benefit obligation	¥32,272	¥32,727	$389,947
The projected benefit obligations and the fair value of the plan assets for the Company’s pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of the plan assets for the Company’s pension plans with accumulated benefit obligations in excess of plan assets were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥2,505	¥2,505	$30,268
Fair value of plan assets	600	531	7,250

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	2,505	2,505	30,268
Fair value of plan assets	600	531	7,250
Net periodic benefit costs for the Companies’ plans consisted of the following for the years ended March 31, 2011, 2010 and 2009:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Service cost	¥833	¥916	¥812	$10,065
Interest cost	712	764	751	8,603
Expected return on plan assets	(758)	(705)	(774)	(9,159)
Amortization of actuarial loss	1,255	1,814	919	15,165
Amortization of prior service benefit	(691)	(691)	(691)	(8,349)

	¥1,351	¥2,098	¥1,017	$16,325

The unrecognized net actuarial loss and prior service benefit are being amortized over 12 years (the average remaining service life of active participants) using the declining-balance method and the straight-line method, respectively.

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2011, 2010 and 2009 were as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Current year actuarial (loss) gain	¥(933)	¥1,575	¥(6,800)	$(11,274)
Amortization of actuarial loss	1,255	1,814	919	15,165
Amortization of prior service benefit	(691)	(691)	(691)	(8,349)

	¥(369)	¥2,698	¥(6,572)	$(4,458)

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next year are summarized as follows:

	Millions of	Thousands of
	Yen	U.S. Dollars
	2011	2011

Actuarial loss	¥1,203	$14,536
Prior service benefit	(691)	(8,349)
The Companies use a March 31 measurement date for their plans. The weighted-average assumptions used as of March 31, in computing the benefit obligations shown above were as follows:

	2011	2010

Discount rate	2.4%	2.3%
Rate of increase in future compensation	0.0%	0.0%
The weighted-average assumptions used as of March 31, in computing the net periodic benefit cost shown above were as follows:

	2011	2010	2009

Discount rate	2.3%	2.5%	2.5%
Rate of increase in future compensation	0.0%	0.0%	0.0%
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%
The Company’s wholly owned subsidiary, Wacoal Corp.’s approach to establishing the discount rate is based upon long term Japanese government bond rates and corporate bond indices. The discount rate assumption is based upon the effective yields as of March 31, 2011 on the Japanese government bonds whose maturity dates would be the same as timing of the expected future benefit payments, adjusted for an incremental yield of approximately 25 basis points that is achieved by selecting corporate bonds whose credit characteristics satisfy the quality requirements but whose yields are slightly higher than the yields on Japanese government bonds. For other plans, similar indices and methods are used.

The expected long-term rate of return on plan assets is derived proportionally from return assumptions determined for each of the major asset classes. The return expectations for each of the asset classes are based largely on assumptions about economic growth and inflation, which are supported by long-term historical data. The estimated long-term rate of return is based on an asset allocation of equity securities of 33.0%, debt securities of 48.0%, life insurance company general accounts of 17.0% and short-term financing of 2.0%.

The Companies’ investment strategy is to maintain actual asset weightings within a preset range of target allocations. The Companies’ investments are broadly diversified, typically consisting primarily of equity and debt securities. The Companies believe these ranges represent an appropriate risk profile for the planned benefit payments of the plans based on the timing of the estimated benefit payment.

The asset allocation as of March 31, 2011 and 2010 was as follows:

	2011	2010

Equity securities	37.1%	41.0%
Debt securities	40.9%	41.9%
Life insurance company general accounts	16.1%	13.9%
Short-term financing	5.9%	3.2%
The target allocation percentages are reviewed and approved by the Pension Committee. The actual allocations for 2011 and 2010 are different from the target allocation percentages primarily because Wacoal Corp. maintained additional equity securities as the separate plan asset which was contributed to the plan based on an agreement between Wacoal Corp. and employees and are not governed by the Pension Committee. As such, the actual allocation percentage of equity securities to the total plan assets is higher than the target allocation, and similarly, the actual allocation for the other types of assets are lower than the target allocation.

The following table presents the Companies’ plan assets using the fair value hierarchy as of March 31, 2011. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets. Level 2 refers to fair values estimated using significant other observable inputs, and Level 3 includes fair values estimated using significant unobservable inputs.

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	¥5,693			¥5,693
Foreign companies	865			865
Pooled funds (a)		¥3,405		3,405
Debt securities:
Japanese government bonds	1,921			1,921
Japanese municipal bonds		5		5
Japanese corporate bonds		118		118
Foreign government bonds	708			708
Pooled funds (b)		9,924		9,924
Life insurance company general accounts		4,974		4,974
Other types of investments:
Equity long/short hedge funds (c)		1,529		1,529
Short-term financing		1,836		1,836

Total	¥9,187	¥21,791		¥30,978

	Millions of Yen
2010	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	¥6,112			¥6,112
Foreign companies	829			829
Pooled funds (a)		¥4,476		4,476
Debt securities:
Japanese government bonds	1,705			1,705
Japanese municipal bonds		17		17
Japanese corporate bonds		177		177
Foreign government bonds	660			660
Pooled funds (b)		10,742		10,742
Life insurance company general accounts		4,406		4,406
Other types of investments:
Equity long/short hedge funds (c)		1,592		1,592
Short-term financing		1,027		1,027

Total	¥9,306	¥22,437		¥31,743

	Thousands of U.S. Dollars
2011	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	$68,789			$68,789
Foreign companies	10,452			10,452
Pooled funds (a)		$41,143		41,143
Debt securities:
Japanese government bonds	23,212			23,212
Japanese municipal bonds		60		60
Japanese corporate bonds		1,426		1,426
Foreign government bonds	8,555			8,555
Pooled funds (b)		119,913		119,913
Life insurance company general accounts		60,101		60,101
Other types of investments:
Equity long/short hedge funds (c)		18,475		18,475
Short-term financing		22,185		22,185

Total	$111,008	$263,303		$374,311

(a)	This class includes common stock of approximately 73% Japanese companies and 27% foreign companies as of March 31, 2011, and those percentages were 75% and 25%, respectively, as of March 31, 2010.

(b)	This class includes approximately 46% of Japanese government bonds, 2% of Japanese municipal bonds, 38% of foreign government bonds, and 14% of corporate bonds as of March 31, 2011, and those percentages were 48%, 2%, 37%, and 13%, respectively, as of March 31, 2010.

(c)	This class includes hedge funds that invest both long and short in approximately 51% of Japanese common stocks and 49% of foreign common stocks as of March 31, 2011, and those percentages were 51% and 49%, respectively, as of March 31, 2010.
Equity securities and debt securities presented in Level 1 are primarily valued using a market approach on the quoted market prices of identical instruments. Municipal bonds and corporate bonds presented in Level 2 are primarily valued using quoted prices for identical instruments in markets that are not active. Pooled funds in equity securities or debt securities and equity long/short hedge funds which are categorized in Level 2 are valued by the sponsor of the fund primarily based on quoted prices in both active and inactive market for identical instruments which comprise funds. Life insurance company general accounts is the contracts with the insurance companies with guaranteed rate of return and capital, and those value are based on addition of original value and return.

The general funding policy of the funded plans is to contribute amounts computed in accordance with actuarial methods accepted by Japanese tax law. The Companies expect to contribute ¥1,838 million ( $22,209 thousand) to their plans in the year ending March 31, 2012.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Millions of	Thousands of
Year Ending March 31	Yen	U.S. Dollars

2012	¥1,978	$23,900
2013	1,772	21,411
2014	1,852	22,378
2015	1,964	23,731
2016	2,029	24,517
Thereafter	10,935	132,129
Multiemployer Plan — Some subsidiaries participate in multiemployer plans. The aggregated amount of the contribution to the plans were ¥56 million ( $677 thousand) and ¥42 million for the years ended March 31, 2011 and 2010, respectively. There was no cost recognized for the year ended March 31, 2009 as the Companies did not have a multiemployer plan during the year ended March 31, 2009. As it is probable that certain subsidiaries will withdraw from the plan, the Companies assessed the probability and recognized the estimated withdrawal liability of ¥774 million ( $9,352 thousand) as of March 31, 2011.

Defined Contribution Plan — A subsidiary has a defined contribution plan. The amounts of cost recognized for its contribution to the plan were ¥28 million ( $338 thousand) and ¥20 million for the years ended March 31, 2011 and 2010, respectively. There was no cost recognized for the year ended March 31, 2009 as the Companies did not have a defined contribution plan during the year ended March 31, 2009.

Employee Early Retirement Program — The Companies provide additional benefits to employees that elect to participate in the Companies’ early retirement program. Retirement benefits of ¥348 million ( $4,205 thousand), ¥361 million and ¥157 million were paid in addition to normal benefits and charged to selling, general and administrative for the years ended March 31, 2011, 2010 and 2009, respectively.

Termination Plan for Directors and Corporate Auditors — The Company had and certain subsidiaries have termination plans for directors and corporate auditors. Payment of termination benefits to directors and corporate auditors is made in a lump-sum upon termination and requires the approval of the shareholders before payment. In June 2005, the Company rescinded its termination plan for directors and corporate auditors upon the approval of its shareholders. The amount of benefit for each individual was fixed as of June 29, 2005 and will remain frozen until the retirement of each respective director and corporate auditor. The outstanding liabilities were ¥317 million ( $3,830 thousand) as of March 31, 2011, ¥339 million as of March 31, 2010 and 2009, and were recorded in other long-term liabilities. Subsidiaries still maintain plans for their directors and corporate auditors. In accordance with the guidance for determination of vested benefit obligation for a defined benefit pension plan, the subsidiaries recorded a liability for termination benefits for directors and corporate auditors at the amount that would be needed if all directors and corporate auditors were to resign at each balance sheet date. The liabilities for termination benefits for directors and corporate auditors as of March 31, 2011 and 2010 were ¥385 million ( $4,652 thousand) and ¥377 million, respectively, and were included in liability for termination and retirement benefits.

Equity	12 Months Ended
Mar. 31, 2011
Equity [Abstract]
EQUITY
13.	EQUITY
Japanese companies are subject to the Companies Act of Japan (the “Companies Act”). The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:
(a)	Dividends

Under the Companies Act, companies can pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution at the shareholders meeting. For companies that meet certain criteria, the Board of Directors may declare dividends (except for dividends in kind) at any time during the fiscal year if the company has prescribed so in its articles of incorporation. The Company meets all the above criteria. The Board of Directors of companies with board committees (an appointment committee, compensation committee and audit committee) can also do so because such companies with board committees already, by nature, meet the criteria under the Companies Act, even though such companies have an audit committee instead of the Board of Corporate Auditors.

The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders subject to a certain limitation and additional requirements. Semiannual interim dividends may also be paid once a year upon resolution by the Board of Directors if the articles of incorporation of the company so stipulate. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than ¥3 million.
(b)	Increases/decreases and transfer of common stock, reserve and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as a legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of aggregate amount of legal reserve and additional paid-in capital equals 25% of the common stock. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that common stock, legal reserve, additional paid-in capital, other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of the shareholders.

(c)	Treasury stock

The Companies Act also provides for companies to purchase treasury stock and dispose of such treasury stock by resolution of the Board of Directors. The amount of treasury stock purchased cannot exceed the amount available for distribution to the shareholders which is determined by specific formula.

Share-Based Compensation	12 Months Ended
Mar. 31, 2011
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
14.	SHARE-BASED COMPENSATION
The Company adopted an annual stock option plan in the year ended March 31, 2009. Under the stock option plan, the Company granted shares of its common stock to directors of the Company excluding outside directors and directors of the Company’s wholly owned subsidiary, Wacoal Corp., in the years ended March 31, 2011, 2010 and 2009. The Company believes that such awards better align the interests of its directors with those of its shareholders, by sharing both risk and return from fluctuations in stock prices and giving motivation to enhance its corporate value. The compensation cost is measured at fair value on the grant date. Options vest over one year in proportion to the service months of directors, and are exercisable from the day after the date of retirement up to (i) twenty years from the grant date or (ii) five years from the day after the date of retirement, whichever is earlier.

The fair value of the options is estimated by using the Black-Scholes option-pricing model with following assumptions.

Expected dividend yield is based on the actual payout of dividend in the last fiscal year and the closing price of the Company’s common stock on the grant date. Expected volatility is based on the historical volatility of the Company’s share over the most recent period commensurate with the expected term of the Company’s stock options. Risk-free interest rate is based on the Japanese government bonds yield curve in effect at the time of grant for a period commensurate with the expected term of the Company’s share options. Expected term of options granted is based on the average remaining service period of directors, assuming that those who are granted options will render service until the stated retirement date and they will exercise options immediately after their retirement.

	2011		2010		2009

Expected dividends		1.7%		2.1%		2.0%
Expected volatility		31.5%		30.6%		24.7%
Risk-free interest rate		0.2%		0.5%		1.0%
Expected term	3.6	years	4.0	years	4.8	years
A summary of option activity under the Plan as of March 31, 2011, and changes for the year ended March 31, 2011, were as follows:

						Millions	Thousands of
		Yen	U.S. Dollars	Years		of Yen	U.S. Dollars
				Weighted-Average
		Weighted-Average		Remaining
	Shares	Exercise Price		Contractual Term		Aggregate Intrinsic Value

Outstanding as of April 1, 2010	102,000	¥1	$0.01
Granted	46,000	1	0.01
Exercised
Forfeited or expired
Outstanding as of March 31, 2011	148,000	1	0.01	17.0	years	¥155	$1,873
Exercisable as of March 31, 2011	15,000	1	0.01	4.0		16	193
The total intrinsic value of options exercised was ¥5 million for the year ended March 31, 2010. There were no options exercised for the years ended March 31, 2011 and 2009.

Total compensation costs recognized for the years ended March 31, 2011, 2010 and 2009 were ¥50 million ( $604 thousand), ¥55 million and ¥54 million, respectively. The total recognized tax benefits related thereto for the years ended March 31, 2011, 2010 and 2009 were ¥20 million ( $242 thousand), ¥22 million and ¥22 million, respectively.

The weighted-average grant date fair values of options granted for the years ended March 31, 2011, 2010 and 2009 were ¥1,081 ( $13), ¥1,084 and ¥1,137, respectively.

As of March 31, 2011, there were ¥9 million ( $109 thousand) of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over three months.

Other Comprehensive (Loss) Income	12 Months Ended
Mar. 31, 2011
Other Comprehensive (Loss) Income [Abstract]
OTHER COMPREHENSIVE (LOSS) INCOME
15.	OTHER COMPREHENSIVE (LOSS) INCOME
The changes in the components of accumulated other comprehensive income (loss) including amounts attributable to noncontrolling interests were as follows:

	Millions of Yen
	2011			2010			2009
		Tax						Tax
	Pre-Tax	(Expense)	Net	Pre-Tax	Tax	Net	Pre-Tax	(Expense)	Net
	Amount	Credit	Amount	Amount	Expense	Amount	Amount	Credit	Amount

Foreign currency translation adjustments	¥(3,003)	¥88	¥(2,915)	¥870	¥(75)	¥795	¥(9,402)	¥692	¥(8,710)
Unrealized (loss) gain on securities:
Amount arising during the year	(2,843)	1,170	(1,673)	4,319	(1,735)	2,584	(10,092)	4,030	(6,062)
Reclassification adjustments	1,014	(413)	601	1,293	(526)	767	1,828	(744)	1,084

Net unrealized (loss) gain	(1,829)	757	(1,072)	5,612	(2,261)	3,351	(8,264)	3,286	(4,978)

Pension liability adjustment:
Amount arising during the year	(933)	380	(553)	1,575	(641)	934	(6,800)	2,768	(4,032)
Reclassification adjustment	564	(230)	334	1,123	(457)	666	228	(93)	135

Net unrealized (loss) gain	(369)	150	(219)	2,698	(1,098)	1,600	(6,572)	2,675	(3,897)

Other comprehensive (loss) income	¥(5,201)	¥995	¥(4,206)	¥9,180	¥(3,434)	¥5,746	¥(24,238)	¥6,653	¥(17,585)

	Thousands of U.S. Dollars
	2011
		Tax
	Pre-Tax	(Expense)	Net
	Amount	Credit	Amount

Foreign currency translation adjustments	$(36,286)	$1,063	$(35,223)
Unrealized loss on securities:
Amount arising during the year	(34,352)	14,137	(20,215)
Reclassification adjustments	12,252	(4,990)	7,262

Net unrealized loss	(22,100)	9,147	(12,953)

Pension liability adjustment:
Amount arising during the year	(11,274)	4,592	(6,682)
Reclassification adjustment	6,816	(2,780)	4,036

Net unrealized loss	(4,458)	1,812	(2,646)

Other comprehensive loss	$(62,844)	$12,022	$(50,822)

Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes [Abstract]
INCOME TAXES
16.	INCOME TAXES
Domestic and foreign components of income before income taxes, equity in net income of affiliated companies, and net (income) loss attributable to noncontrolling interests were summarized as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Japan	¥9,097	¥9,445	¥12,553	$109,920
Foreign	(5,358)	(6,322)	(4,926)	(64,741)

Total	¥3,739	¥3,123	¥7,627	$45,179

Domestic and foreign components of income taxes expense consist of:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Current:
Japan	¥2,882	¥2,851	¥2,214	$34,824
Foreign	581	310	503	7,020

	¥3,463	¥3,161	¥2,717	$41,844

Deferred:
Japan	¥(1,398)	¥(1,726)	¥522	$(16,892)
Foreign	(73)	139	(26)	(882)

	¥(1,471)	¥(1,587)	¥496	$(17,774)

Total income taxes	¥1,992	¥1,574	¥3,213	$24,070

Income taxes in Japan applicable to the Companies, imposed by the national, prefectural and municipal governments, in the aggregate resulted in normal effective statutory tax rates of approximately 40.7% for the years ended March 31, 2011, 2010 and 2009. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

The Companies are subject to a number of different taxes based on income. The effective income tax rates differed from the normal statutory rates for the following reasons for the years ended March 31, 2011, 2010 and 2009:

	2011	2010	2009

Normal Japanese statutory rates	40.7%	40.7%	40.7%
Increase (decrease) in taxes resulting from:
Permanently non-deductible expenses	10.3	13.0	5.8
Change in valuation allowance	18.2	(7.9)	4.1
Undistributed earnings of associated companies	3.1	2.6	(2.1)
Differences in foreign subsidiaries’ tax rate	(4.4)	(5.4)	(3.4)
Tax exemption	(0.8)	(1.1)	(0.3)
Unrecognized tax benefits	3.1	6.5	(1.0)
Impairment losses on goodwill	(12.9)
Other — net	(4.0)	2.0	(1.7)

Effective tax rates	53.3%	50.4%	42.1%

The approximate effect of temporary differences and tax loss carryforwards that gave rise to deferred tax balances as of March 31, 2011 and 2010 were as follows:

					Thousands of
	Millions of Yen				U.S. Dollars
	2011		2010		2011
	Deferred	Deferred	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Sales returns	¥550		¥783		$6,646
Allowance for doubtful receivables	50		333		604
Accruals not currently deductible	333		298		4,024
Inventory valuation	1,816		1,583		21,943
Accrued bonuses	1,342		1,166		16,216
Impairment charges on marketable securities and investments	1,541		1,571		18,620
Advanced depreciation on property, plant and equipment		¥1,679		¥1,712		$20,288
Undistributed earnings of associated companies		1,846		1,852		22,305
Net unrealized gain on marketable securities and investments		2,904		3,762		35,089
Net realized gain on exchange of investments		1,920		2,187		23,200
Capitalized supplies	232		205		2,803
Enterprise taxes	190		173		2,296
Accrued vacation	763		832		9,219
Asset retirement obligation	268		238		3,238
Pension expense	1,484		1,351		17,931
Tangible fixed assets	1,624		1,442		19,623
Tax loss carryforwards	4,053		3,185		48,973
Intangible assets		2,233		2,726		26,982
Investment in subsidiaries	540	1,042	540	1,878	6,525	12,591
Other temporary differences	478	160	138	119	5,776	1,933

Total	15,264	11,784	13,838	14,236	184,437	142,388
Valuation allowance	(4,910)		(3,452)		(59,328)

Total	¥10,354	¥11,784	¥10,386	¥14,236	$125,109	$142,388

The valuation allowance increased by ¥1,458 million ( $17,617 thousand) and ¥1,809 million for the years ended March 31, 2011 and 2010, respectively.
As a result of changing the Companies’ legal structure, the Companies reversed certain of valuation allowance for the year ended March 31, 2010. Accordingly, the Companies utilized ¥721 million of tax loss carryforwards, and recognized the tax benefits of ¥293 million for the year ended March 31, 2010.
As of March 31, 2011, certain subsidiaries had loss carryforwards which are available to offset future taxable income of such subsidiaries expiring as follows:

	Millions of	Thousands of
Year Carryforward Expires	Yen	U.S. Dollars

2012	¥181	$2,187
2013	730	8,821
2014	989	11,950
2015	564	6,815
2016	1,097	13,255
2017	2,736	33,059
2018	3,015	36,431
Thereafter	941	11,370

Total	¥10,253	$123,888

There was no portion of undistributed earnings of foreign subsidiaries and foreign corporate joint ventures which were deemed to be permanently invested as of March 31, 2011 and 2010.
A reconciliation of beginning and ending amount of unrecognized tax benefits was as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Balance at beginning of year	¥321	¥106	¥420	$3,879
Additions based on tax positions related to the current year	58	232	20	701
Additions for tax positions of prior years		50
Reductions for tax positions of prior years	(191)	(41)		(2,308)
Settlements with tax authorities		(26)	(334)

Balance at end of year	¥188	¥321	¥106	$2,272

Total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is ¥188 million ( $2,272 thousand) and ¥321 million as of March 31, 2011 and 2010, respectively.
Based on each of the items of which the Company is aware as of March 31, 2011, no significant changes to the unrecognized tax benefits are expected within the next twelve months.
The Companies recognize interest and penalties accrued related to unrecognized tax benefits in income taxes in the consolidated statements of income. Total amounts of interest and penalties recognized in the consolidated statements of income for the years ended March 31, 2011, 2010 and 2009 were not material.
The Companies file income tax returns in Japan and various foreign tax jurisdictions. In Japan the Companies are no longer subject to regular income tax examinations by the tax authorities for years before 2009 with few exceptions. For other countries, the Companies are no longer subject to regular income tax examinations by the tax authorities for years before 2006 with few exceptions. In the year ended March 31, 2009, the transfer pricing examination of certain domestic subsidiaries’ 2002 to 2007 fiscal year and certain the U.S. subsidiaries’ 2003 and 2004 fiscal year was completed.

Related Party Transactions	12 Months Ended
Mar. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS
The Companies purchase merchandise from numerous suppliers throughout the world, including certain affiliated companies of the Companies. The Companies purchased merchandise from affiliated companies in the amount of ¥1,131 million ( $13,666 thousand), ¥1,209 million and ¥1,674 million in the fiscal years ended March 31, 2011, 2010 and 2009, respectively. The accounts payable to affiliated companies were ¥0 million ( $4 thousand) and ¥15 million as of March 31, 2011 and 2010, respectively.
The Companies also sell supplies, materials and products to certain affiliated companies. Aggregate sales to affiliated companies were ¥537 million ( $6,489 thousand), ¥354 million and ¥958 million in fiscal years ended March 31, 2011, 2010 and 2009. The accounts receivable from affiliated companies were ¥91 million ( $1,100 thousand) and ¥60 million as of March 31, 2011 and 2010, respectively.
The Companies earn royalties from the use of the Wacoal Brand by certain affiliated companies. The amount of royalty revenue earned was ¥201 million ( $2,429 thousand), ¥199 million and ¥206 million in the fiscal years ended March 31, 2011, 2010 and 2009, respectively. Other accounts receivables from affiliated companies, which are categorized in other current assets in the consolidated balance sheets, were ¥158 million ( $1,909 thousand) and ¥163 million as of March 31, 2011 and 2010, respectively.
Transaction between the Company and President’s Immediate Family — During the year ended March 31, 2010, the Company purchased the building and land which were owned by the president’s immediate family to use as a Company’s memorial house for the price based on a certification of real estate appraisal. The building and land included in the consolidated balance sheet as of March 31, 2010 were ¥35 million and ¥539 million, respectively. There were no such transactions during the year ended March 31, 2011.

Earnings Per Share and American Depositary Receipt	12 Months Ended
Mar. 31, 2011
Earnings Per Share and American Depositary Receipt [Abstract]
EARNINGS PER SHARE AND AMERICAN DEPOSITARY RECEIPT
18.	EARNINGS PER SHARE AND AMERICAN DEPOSITARY RECEIPT
Basic net income attributable to Wacoal Holdings Corp. per share has been computed by dividing net income attributable to Wacoal Holdings Corp. by the weighted-average number of common stock outstanding during each year. Diluted net income attributable to Wacoal Holdings Corp. per share assumes the dilution that could occur if share-based option to issue common stock were exercised.
The computation of earnings per American Depositary Receipt (“ADR”), each ADR representing 5 shares of common stock, is based on the weighted-average number of common shares outstanding. The weighted-average number of common stock outstanding used in the computations of basic net income attributable to Wacoal Holdings Corp. per share was 141,145,190 shares for 2011, 141,353,141 shares for 2010 and 142,316,921 shares for 2009. The weighted-average number of diluted common stock outstanding used in the computations of diluted net income attributable to Wacoal Holdings Corp. per share was 141,260,186 shares, 141,423,315 shares and 142,336,296 shares for 2011, 2010 and 2009, respectively.

Financial Instruments and Concentration of Credit Risk	12 Months Ended
Mar. 31, 2011
Financial Instruments and Concentration of Credit Risk [Abstract]
FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK
19.	FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK
Fair Value of Financial Instruments
The carrying amounts and fair values of financial instruments as of March 31, 2011 and 2010 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Carrying		Carrying	Fair
2011	Amount	Fair Value	Amount	Value

Assets:
Marketable securities (Notes 3 and 20)	¥4,819	¥4,819	$58,229	$58,229
Investments (Notes 3 and 20)	29,229	29,229	353,178	353,178
Foreign exchange contracts (Note 20)	24	24	290	290

Total assets	¥34,072	¥34,072	$411,697	$411,697

Liabilities:
Foreign exchange contracts (Note 20)	¥(49)	¥(49)	$(592)	$(592)
Long-term debt including current portion	(276)	(276)	(3,335)	(3,335)

Total liabilities	¥(325)	¥(325)	$(3,927)	$(3,927)

	Millions of Yen
	Carrying
2010	Amount	Fair Value

Assets:
Marketable securities (Notes 3 and 20)	¥6,529	¥6,529
Investments (Notes 3 and 20)	32,743	32,743
Foreign exchange contracts (Note 20)	61	61

Total assets	¥39,333	¥39,333

Liabilities:
Foreign exchange contracts (Note 20)	¥(78)	¥(78)
Long-term debt including current portion	(137)	(137)

Total liabilities	¥(215)	¥(215)

The carrying amounts of all other financial instruments approximate their estimated fair values.
Foreign Exchange Contracts — The Companies are exposed to foreign currency exchange risks on the transactions denominated in foreign currencies relating to its ongoing business operations. Such risks are primarily managed by using foreign currency exchange contracts. The Companies measure forward currency exchange contracts at the fair value since they are not designated as a hedge.
Long-Term Debt — The fair values for long-term debt are estimated by discounted cash flow analysis, using rates currently available for similar types of borrowings with similar terms and remaining maturities.
Limitations — Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
Concentration of Credit Risk — The Companies’ business consists primarily of sales of women’s intimate apparel to a large number of diverse customers in the Japanese retail industry, which include well established department stores, general merchandise stores and other general retailers and specialty stores. No single customer constitutes 10.0% or more of the total sales, although the general retail customers that are consolidated companies in the Aeon Group collectively accounted for approximately 10.0%, 10.4% and 9.8% of the total sales in fiscal years ended March 31, 2011, 2010 and 2009, respectively.

Fair Value Measurements	12 Months Ended
Mar. 31, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
20.	FAIR VALUE MEASUREMENTS
The guidance for fair value measurements defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The guidance establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value as follows:
Level 1	—	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	—	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	—	Inputs are unobservable.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and 2010 were as follows:

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Government bonds	¥503			¥503
Municipal bonds		¥10		10
Corporate bonds		1,277		1,277
Mutual funds	257	2,772		3,029

Total marketable securities	760	4,059		4,819

Investments:
Listed shares	29,137			29,137
Mutual funds	92			92

Total investments	29,229			29,229

Derivative instruments:
Foreign exchange contracts		24		24

Total assets	¥29,989	¥4,083		¥34,072

Liabilities:
Derivative instruments:
Foreign exchange contracts		¥(49)		¥(49)

	Millions of Yen
2010	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Government bonds	¥1,160			¥1,160
Municipal bonds		¥10		10
Corporate bonds		1,855		1,855
Bank debt securities		100		100
Mutual funds		3,404		3,404

Total marketable securities	1,160	5,369		6,529

Investments:
Listed shares	32,743			32,743
Derivative instruments:
Foreign exchange contracts		61		61

Total assets	¥33,903	¥5,430		¥39,333

Liabilities:
Derivative instruments:
Foreign exchange contracts		¥(78)		¥(78)

	Thousands of U.S. Dollars
2011	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Government bonds	$6,078			$6,078
Municipal bonds		$121		121
Corporate bonds		15,430		15,430
Mutual funds	3,106	33,494		36,600

Total marketable securities	9,184	49,045		58,229

Investments:
Listed shares	352,066			352,066
Mutual funds	1,112			1,112

Total investments	353,178			353,178

Derivative instruments:
Foreign exchange contracts		290		290

Total assets	$362,362	$49,335		$411,697

Liabilities:
Derivative instruments:
Foreign exchange contracts		$(592)		$(592)
Marketable securities and investments presented in Level 1 are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Bonds presented in Level 2 are valued by the financial institution using quoted market price for identical instruments in markets that are not active, and mutual funds presented in Level 2 are valued by the financial institution based on quoted prices in both active and inactive market for identical instruments which comprise funds.
As presented in Note 3, the Companies recorded impairment charges on marketable securities and investments if a decline in fair value of marketable securities and investments is determined to be other than temporary.
Derivative instruments are comprised of foreign currency exchange contracts. Financial instruments presented in Level 2 are valued using quotes obtained from third parties.
The changes in the fair value of the foreign currency exchange contracts are recorded in earnings, since the foreign currency exchange contracts are not designate as a hedge. The Companies recognized a loss of ¥8 million ( $97 thousand), gains of ¥103 million and ¥62 million in other — net of other income (expenses) in the years ended March 31, 2011, 2010 and 2009, respectively.
The Companies recorded the derivative instruments as other current assets and other current liabilities in the consolidated balance sheets at fair value of ¥24 million ( $290 thousand) and ¥49 million ( $592 thousand), respectively as of March 31, 2011. The derivative instruments are presented as other current assets and other current liabilities in the consolidated balance sheets at fair value of ¥61 million and ¥78 million as of March 31, 2010.
Assets Measured at Fair Value on a Nonrecurring Basis
Assets measured at fair value on a nonrecurring basis as of March 31, 2011 and 2010 were as follows:

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total	Total Losses

Buildings and building improvements					¥(107)
Investments:
Unlisted shares			¥17	¥17	(219)
Goodwill (Note 8)			10,367	10,367	(836)
Trademark (Note 8)			4,757	4,757	(559)
Customer relationship (Note 8)			725	725	(377)

					¥(2,098)

	Millions of Yen
2010	Level 1	Level 2	Level 3	Total	Total Losses

Land			¥6	¥6	¥(4)
Buildings and building improvements			16	16	(19)
Goodwill (Note 8)					(71)
Customer relationship (Note 8)			1,378	1,378	(1,023)

					¥(1,117)

	Thousands of U.S. Dollars
2011	Level 1	Level 2	Level 3	Total	Total Losses

Buildings and building improvements					$(1,293)
Investments:
Unlisted shares			$205	$205	(2,646)
Goodwill (Note 8)			125,266	125,266	(10,101)
Trademark (Note 8)			57,480	57,480	(6,755)
Customer relationship (Note 8)			8,760	8,760	(4,555)

					$(25,350)

Buildings and building improvements held and used with a carrying amount of ¥107 million ( $1,293 thousand) were written down to their fair value of zero, because the Company decided to abandon an office building. An impairment charge of ¥107 million ( $1,293 thousand) was included in earrings for the year ended March 31, 2011 in Wacoal Business (Domestic) Segment.
Certain unlisted securities with a carrying amount of ¥236 million ( $2,852 thousand) were written down to their fair value of ¥17 million ( $205 thousand) in connection with the decline in fair value, which was mainly caused by a downturn of investees’ business operations. Impairment charges of ¥219 million ( $2,646 thousand) were included in earrings for the year ended March 31, 2011. These unlisted securities presented in Level 3 are valued based on the net assets value of the investees adjusted using cash flows and other factors that would impact the fair value.
As of the end of March 31, 2011, goodwill with a carrying amount of ¥11,203 million ( $135,367 thousand) is written down to its implied fair value of ¥10,367 million ( $125,266 thousand), resulting in an impairment charge of ¥836 million ( $10,101 thousand), which is included in earnings for the year ended March 31, 2011. As of the end of March 31, 2010, goodwill with a carrying amount of ¥71 million was written down to its implied fair value of zero, resulting in an impairment charge of ¥71 million, which was included in earnings for the year ended March 31, 2010. To measure the fair values of the reporting units, the Company used the expected present value of future cash flows and incorporated relevant unobservable inputs, such as management’s internal assumptions about future cash flows and appropriately risk-adjusted discount rates, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in a current transaction as of the measurement date.
Trademark with a carrying amount of ¥5,316 million ( $64,234 thousand) as of March 31, 2011, was written down to its fair of ¥4,757 million ( $57,479 thousand), resulting in recognition of an impairment charge of ¥559 million ( $6,755 thousand) for the year ended March 31, 2011. The impairment arose due to the decline in its fair value, which was mainly caused by a downturn in consumption because of the general market condition. To measure the fair value of the trademark, the Company utilizes the relief-from-royalty-method and incorporates relevant unobservable inputs, such as management’s internal assumptions about future cash flows, the rate of royalty, and appropriately risk-adjusted discount rate, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in a current transaction as of the measurement date. Future cash flows are based on the management’s cash flow projections for the future five years, and after five these years, future cash flows was estimated using the perpetuity growth rate of zero %. The management’s cash flow projections were developed using estimates for expected future revenue growth rates, profit margins and working capital levels of the reporting units. The rate of royalty used for the valuation was based on the actual royalty ratio used in transactions. The risk-adjusted discount rate represents a weighted average cost of capital (WACC) adjusted for inherent risk spread.
There was no impairment loss recognized related to the trademark for the years ended March 31, 2010 and 2009.
Customer relationship with a carrying amount of ¥1,102 million ( $13,316 thousand) as of March 31, 2011 and ¥2,401 million as of March 31, 2010 were written down to its fair of ¥725 million ( $8,760 thousand), resulting in recognition of impairment charges of ¥377 million ( $4,555 thousand) for the year ended March 31, 2011, and ¥1,378 million, resulting in recognition of impairment charges of ¥1,023 million for the year ended March 31, 2010. The impairments recorded for these years arose due to the decline in its fair value, which was mainly caused by a downturn in consumption because of the general market condition. To measure the fair value of the customer relationship, the Company uses the excess earnings method and incorporates relevant unobservable inputs, such as management’s internal assumptions about future cash flows, the percentage of orders that the Company expects to receive from the customers existed at the point of acquisition and appropriately risk-adjusted discount rate, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in a current transaction as of the measurement date. The future cash flows are projected in the same way as described in the trademark. The percentage of orders that the Company expects to receive from the customers existed at the point of acquisition was estimated based on the historical trend of the percentage of sales to the pre-acquisition customers. Risk-adjusted discount rate representing a WACC was determined using the Capital Asset Pricing Model.
There was no impairment loss recognized for the customer relationship for the year ended March 31, 2009.

Segment Information	12 Months Ended
Mar. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION
21.	SEGMENT INFORMATION
Operating Segment Information
The Companies have three reportable segments: “Wacoal business (domestic),” “Wacoal business (overseas),” and “Peach John,” which are based on their location and brands. These segments represent components of the Companies for which separate financial information is available and for which operating profit (loss) is reviewed regularly by the management in deciding how to allocate the Companies’ resources and in assessing their performance. The accounting policies used for these reportable segments are the same as those described in the summary of significant accounting policies in Note 1.
“Wacoal business (domestic)” segment primarily produces and sells innerwear (consisting of foundation, lingerie, nightwear and children’s innerwear), outerwear, sportswear and hosiery. “Wacoal business (overseas)” segment produces and sells innerwear (consisting of foundation, lingerie, nightwear and children’s innerwear), outerwear, sportswear and hosiery. “Peach John” segment produces and sells innerwear (consisting of foundation, lingerie, nightwear and children’s innerwear), outerwear, and other textile-related products, which are sold with “Peach John” brand.
Information about operating results and assets for each segment as of and for the years ended March 31, 2011, 2010 and 2009 was as follows:

	Millions of Yen
	Wacoal	Wacoal
	Business	Business
2011	(Domestic)	(Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥110,856	¥20,052	¥11,711	¥23,107		¥165,726
Intersegment	2,134	6,121	76	4,588	¥(12,919)

Total	112,990	26,173	11,787	27,695	(12,919)	165,726
Operating cost and expenses:
Operating cost and expenses	107,370	24,852	12,763	27,357	(12,919)	159,423
Amortization on other intangible assets (Note 8)			276			276
Impairment charges on goodwill (Note 20)			836			836
Impairment charges on other intangible assets (Note 20)			936			936

Total	107,370	24,852	14,811	27,357	(12,919)	161,471

Operating profit (loss)	5,620	1,321	(3,024)	338		4,255

Total assets	202,054	26,788	21,453	20,910	(55,860)	215,345

	Millions of Yen
	Wacoal	Wacoal
	Business	Business
2010	(Domestic)	(Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥113,929	¥18,899	¥13,224	¥17,245		¥163,297
Intersegment	1,793	6,226	7	3,204	¥(11,230)

Total	115,722	25,125	13,231	20,449	(11,230)	163,297
Operating cost and expenses:
Operating cost and expenses	111,180	23,795	13,053	21,115	(11,230)	157,913
Amortization on other intangible assets (Note 8)			480			480
Impairment charges on goodwill (Note 20)				71		71
Impairment charges on other intangible assets (Note 20)			1,023			1,023

Total	111,180	23,795	14,556	21,186	(11,230)	159,487

Operating profit (loss)	4,542	1,330	(1,325)	(737)		3,810

Total assets	205,136	26,632	24,803	20,535	(53,719)	223,387

	Millions of Yen
	Wacoal	Wacoal
	Business	Business
2009	(Domestic)	(Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥124,228	¥22,323	¥14,893	¥10,832		¥172,276
Intersegment	1,765	6,148	5	2,943	¥(10,861)

Total	125,993	28,471	14,898	13,775	(10,861)	172,276
Operating cost and expenses:
Operating cost and expenses	118,523	26,903	13,515	13,587	(10,861)	161,667
Amortization on other intangible assets (Note 8)			480			480

Total	118,523	26,903	13,995	13,587	(10,861)	162,147

Operating profit (loss)	7,470	1,568	903	188		10,129

Total assets	198,590	25,406	27,030	13,751	(51,291)	213,486

	Thousands of U.S. Dollars
	Wacoal	Wacoal
	Business	Business
2011	(Domestic)	(Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	$1,339,487	$242,291	$141,506	$279,205		$2,002,489
Intersegment	25,786	73,961	918	55,437	$(156,102)

Total	1,365,273	316,252	142,424	334,642	(156,102)	2,002,489
Operating cost and expenses:
Operating cost and expenses	1,297,366	300,290	154,217	330,558	(156,102)	1,926,329
Amortization on other intangible assets (Note 8)			3,335			3,335
Impairment charges on goodwill (Note 20)			10,101			10,101
Impairment charges on other intangible assets (Note 20)			11,310			11,310

Total	1,297,366	300,290	178,963	330,558	(156,102)	1,951,075

Operating profit (loss)	67,907	15,962	(36,539)	4,084		51,414

Total assets	2,441,445	323,683	259,219	252,658	(674,963)	2,602,042

The Companies account for intersegment sales and transfers at cost plus a markup. Operating profit (loss) represents net sales less operating costs and expenses. Amortization and impairment charges on other intangible assets only represent amortization and impairment charges on customer relationships or trademark related to the acquisition of Peach John, and do not include any other intangibles such as software.
Products and Service Information
Information by products and services for the years ended March 31, 2011, 2010 and 2009 was as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Innerwear:
Foundation and lingerie	¥116,285	¥116,068	¥123,368	$1,405,087
Nightwear	8,725	9,438	11,019	105,425
Children’s underwear	1,476	1,608	1,950	17,835

Sub total	126,486	127,114	136,337	1,528,347

Outerwear/Sportswear	¥17,400	¥17,241	¥15,498	$210,247
Hosiery	1,666	1,701	1,657	20,130
Other textile goods and related products	7,498	7,462	6,270	90,599
Others	12,676	9,779	12,514	153,166

Total	¥165,726	¥163,297	¥172,276	$2,002,489

Geographic Information
Information by major geographic area as of and for the years ended March 31, 2011, 2010 and 2009 was as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Net sales:
Japan	¥145,136	¥144,048	¥149,927	$1,753,697
Asia	9,155	7,885	7,573	110,621
Americas and Europe	11,435	11,364	14,776	138,171

Consolidated	¥165,726	¥163,297	¥172,276	$2,002,489

Long-lived assets:
Japan	¥45,820	¥47,392	¥45,221	$553,649
Asia	2,344	2,527	1,827	28,323
Americas and Europe	1,581	1,901	1,991	19,103

Consolidated	¥49,745	¥51,820	¥49,039	$601,075

Net sales are attributed to countries or areas based on the location of sellers.
Countries or areas are classified according to geographical proximity. Long-lived assets represent property, plant and equipment.

Subsequent Events	12 Months Ended
Mar. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
22.     SUBSEQUENT EVENTS
On May 13, 2011, the Board of Directors resolved to pay a cash dividend of ¥100 ( $1) per 5 shares of common stock to holders of record as of March 31, 2011 (aggregate amount of ¥2,817 million ( $34,038 thousand)).